Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Purchases	$ 157,575	$ 65,026	$ 71,235
Sales	905	10,452	15,094
Votorantim S. A. [Member]
IfrsStatementLineItems [Line Items]
Purchases	7,484	4,704	3,735
Andrade Gutierrez Engenharia S.a. [Member]
IfrsStatementLineItems [Line Items]
Purchases	73,757	38,907	41,498
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Purchases	7,971	4,974	16,207
Sales	744	744	5,993
Campos Novos Energia S.a [Member]
IfrsStatementLineItems [Line Items]
Purchases	61,545	4,954
Companhia Brasileira De Aluminio [Member]
IfrsStatementLineItems [Line Items]
Purchases	210	3,787	3,736
Sales	161	9,708	8,988
Votorantim Cimentos S.a. [Member]
IfrsStatementLineItems [Line Items]
Purchases	1,050	1,494	661
Votorantim International Csc S.a.c [Member]
IfrsStatementLineItems [Line Items]
Purchases	5,122	5,049	4,278
Other related parties [member]
IfrsStatementLineItems [Line Items]
Purchases	$ 436	$ 1,157	1,120
Sales			$ 113